Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Classes of Property, Plant and Equipment

The classes of property, plant and equipment as of December 31 are summarized as follows ($ in millions):

	2016	2015
Land and improvements	$63.5	$66.0
Buildings and leasehold improvements	340.8	344.8
Machinery and equipment	1,147.5	1,080.8

Gross property, plant and equipment	1,551.8	1,491.6
Less: accumulated depreciation	(1,004.2)	(976.8)

Property, plant and equipment, net	$547.6	$514.8